STATEMENTS OF OPERATIONS (DWAC) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 4,131,100	$ 1,470,500
Cost of revenue		164,900	54,500
Gross profit		3,966,200	1,416,000
Research and development		9,715,700	13,633,100
Sales and marketing		1,279,600	625,900
General and administration		8,878,700	10,345,600
Depreciation and amortization		59,600	58,700
Loss from operation costs		(15,967,400)	(23,247,300)
Other income and expenses:
Interest expense		(39,429,100)	(2,038,700)
Change in fair value of derivative liabilities		(2,791,600)	75,809,900
Loss before income taxes		(58,188,100)	50,523,900
Income tax expense		1,100	200
Net profit/(loss)		$ (58,189,200)	$ 50,523,700
Weighted average shares outstanding, basic		100,000,000	100,000,000
Weighted average shares outstanding, diluted		100,000,000	100,000,000
Net income (loss) per common stock, basic		$ (0.58)	$ 0.51
Net income (loss) per common stock, diluted	[1]	$ (0.58)	$ 0.51
Digital World Acquisition Corp. [Member]
Formation and operating costs		$ 12,240,732	$ 8,716,023
Legal investigations expense		20,752,819	10,004,519
Franchise tax expense		282,500	200,000
Loss from operation costs		(33,276,051)	(18,920,542)
Other income and expenses:
Insurance Recoveries		1,081,238	0
Interest earned on cash held in Trust Account		13,852,774	4,257,469
Total other income		14,934,012	4,257,469
Loss before income taxes		(18,342,039)	(14,663,073)
Income tax expense		3,548,602	979,475
Net profit/(loss)		$ (21,890,641)	$ (15,642,548)
Digital World Acquisition Corp. [Member] | Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic		30,018,099	30,026,614
Weighted average shares outstanding, diluted		30,018,099	30,026,614
Net income (loss) per common stock, basic		$ (0.49)	$ (0.39)
Net income (loss) per common stock, diluted		$ (0.49)	$ (0.39)
Digital World Acquisition Corp. [Member] | Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic		7,187,258	7,187,500
Weighted average shares outstanding, diluted		7,187,258	7,187,500
Net income (loss) per common stock, basic		$ (0.99)	$ (0.53)
Net income (loss) per common stock, diluted		$ (0.99)	$ (0.53)

[1]	Loss per share attributable to common stockholders for diluted calculation is based on the Basic weighted shares as these are not dilutive. The Basic and diluted loss per share attributable to common stockholders are therefore the same.